Income Taxes (Reconciliation of Income Tax Expense) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense reconciliation
Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	CAD 763	CAD 739	CAD 731
Income tax expense (recovery) resulting from:
Provincial and foreign taxes	536	532	550
Deferred income tax adjustments due to rate enactments	(1,706)	7	42
Gain on disposals	(3)	(12)	(11)
Other	15	21	24
Income tax expense (recovery)	(395)	1,287	1,336
Cash payments for income taxes	CAD 712	CAD 653	CAD 725